Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Summary of segment information

The segment information for the financial year 2025 is as follows:

	Discovery &
	Preclinical	Just - Evotec	Intersegment	Evotec
in k€	Development	Biologics	eliminations	Group
Revenue*	528,930	259,443	—	788,373
Intersegment revenue	352	144	(496)	—
Cost of revenue	(482,470)	(192,161)	479	(674,152)
Gross profit	46,811	67,426	(17)	114,221
Operating income and (expenses)
Research and development	(37,454)	(72)	17	(37,509)
Selling, general and administrative expenses	(133,248)	(42,722)	—	(175,970)
Other operating income	61,370	4,230	—	65,599
Other operating expenses	(11,327)	(10,597)	—	(21,924)
Reorganization costs	(633)	—	—	(633)
Total operating income (expenses)	(121,294)	(49,161)	17	(170,438)
Operating income (loss)**	(74,482)	18,265	—	(56,217)

*Includes Revenue from contributions of €11,294k

**Includes €65,291k of depreciation and €9,478k of amortization related to D&PD and includes €24,707k of depreciation and €-k of amortization related to JEB

The segment information for the financial year 2024 is as follows:

	Discovery &
	Preclinical	Just - Evotec	Intersegment	Evotec
in k€	Development	Biologics	eliminations	Group
Revenue*	611,394	185,573	—	796,967
Intersegment revenue	160	1,049	(1,208)	—
Cost of revenue	(509,361)	(173,068)	344	(682,086)
Gross profit	102,192	13,553	(865)	114,881
Operating income and (expenses)
Research and development	(51,146)	(576)	865	(50,857)
Selling, general and administrative expenses	(158,915)	(29,286)	—	(188,201)
Other operating income	49,802	2,899	—	52,700
Other operating expenses	(13,924)	(2,192)	—	(16,116)
Reorganization costs	(54,179)	(751)	—	(54,930)
Total operating income (expenses)	(228,362)	(29,906)	865	(257,403)
Operating income (loss)**	(126,170)	(16,353)	—	(142,522)

*Includes Revenue from contributions of €14,450k

**Includes €70,753k of depreciation and €6,484k of amortization related to D&PD and includes €24,404k of depreciation and €-k of amortization related to JEB

The segment information for the financial year 2023 is as follows:

	Discovery &
	Preclinical	Just - Evotec	Intersegment	Evotec
in k€	Development	Biologics	eliminations	Group
Revenue*	672,977	108,449	—	781,426
Intersegment revenue	—	—	—	—
Cost of revenue	(492,674)	(113,701)	—	(606,375)
Gross profit	180,303	(5,252)	—	175,051
Operating income and (expenses)
Research and development	(68,529)	—	—	(68,529)
Selling, general and administrative expenses	(143,167)	(26,442)	—	(169,610)
Impairment/Reversal of impairment of intangible assets	108	(5,119)	—	(5,011)
Other operating income	62,524	2,269	—	64,793
Other operating expenses	(39,361)	(4,841)	—	(44,202)
Reorganization costs	—	—	—	—
Total operating income (expenses)	(188,425)	(34,133)	—	(222,558)
Operating income (loss)**	(8,122)	(39,385)	—	(47,507)

*Includes Revenue from contributions of €9,417k

**Includes €64,349k of depreciation and €6,946k of amortization related to D&PD and includes €21,685k of depreciation and €-k of amortization related to JEB

Summary of geographical breakdown

The geographical breakdown of revenue from customers for the financial year 2025 is stated below:

	Discovery &
	Preclinical	Just - Evotec
in k€	Development	Biologics	Evotec Group
Revenue by region
USA	323,508	108,001	431,509
Germany	25,293	—	25,293
France	19,783	72	19,855
United Kingdom	61,724	—	61,724
Switzerland	10,892	150,721	161,613
Rest of the world	76,436	649	77,085
Total revenue from contracts with customers	517,636	259,443	777,079
Revenue from contributions	11,294	—	11,294
Total Revenue	528,930	259,443	788,373

The geographical breakdown of revenue from customers for the financial year 2024 is stated below:

	Discovery &
	Preclinical	Just - Evotec
in k€	Development	Biologics	Evotec Group
Revenue by region
USA	354,124	91,735	445,859
Germany	32,904	—	32,904
France	19,910	—	19,910
United Kingdom	92,437	80	92,517
Switzerland	18,048	90,995	109,043
Rest of the world	81,662	621	82,283
Total revenue from contracts with customers	599,086	183,431	782,517
Revenue from contributions	12,308	2,142	14,450
Total Revenue	611,394	185,573	796,967

The geographical breakdown of revenue from customers for the financial year 2023 is stated below:

	Discovery &
	Preclinical	Just - Evotec
in k€	Development	Biologics	Evotec Group
Revenue by region
USA	414,192	45,232	459,424
Germany	29,297	4,837	34,134
France	32,005	—	32,005
United Kingdom	86,368	—	86,368
Switzerland	7,500	57,424	64,924
Rest of the world	95,154	—	95,154
Total revenue from contracts with customers	664,516	107,493	772,009
Revenue from contributions	8,461	956	9,417
Total Revenue	672,977	108,449	781,426

Non-current assets categorized by the location of the companies as of December 31, 2025 and December 31, 2024 can be analyzed as follows:

in k€	2025	2024
USA	216,421	257,861
United Kingdom	180,577	208,907
Italy	230,258	240,450
France	89,704	325,974
Germany	188,451	154,543
Total non-current assets	905,411	1,187,735